Consolidated Statement of Cash Flow (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Gains on divestitures, net of tax			$ 9,900,000
Shares repurchased under the share repurchase program, value	133,757,000	[1]	45,111,000	[2]
Stock Repurchase Authorization [Member]
Shares repurchased under the share repurchase program, value	$ 131,000,000		$ 44,000,000

[1]	Includes $131 million repurchased under the share repurchase program in 2012.
[2]	Includes $44 million repurchased under the share repurchase program in 2011.